Fair Value Measurements (Details) - Schedule of derivative liability and warrant liability - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Liability [Member]
Fair Value Measurements (Details) - Schedule of derivative liability and warrant liability [Line Items]
Balance beginning	$ 3,488	$ 2,380	$ 2,380
Change in fair value	592	1,150	1,108	1,259
Balance ending	4,080	3,530	3,488	2,380
Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of derivative liability and warrant liability [Line Items]
Balance beginning		2,004	2,004	3,348
Change in fair value		253	3,812	587
Balance ending		$ 2,257		$ 2,004